Note 15 - Stock-based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 01, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allocated Share-based Compensation Expense		$ 3,279	$ 4,253	$ 4,077
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 30.31	$ 28.65	$ 34.35	$ 26.25
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value		$ 11,305
Share-based Compensation Arrangement by Share-based Payment Award, the Money Options, Weighted Average Remaining Contractual Life		2 years 219 days
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		$ 3,845
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value		$ 2,998	$ 2,589	$ 3,750
Stockholders Equity Note Spin-off Transaction Reclassification of Stock-based Compansation Liability to Shareholders Equity	$ 16,622
Stockholders Equity Note Spinoff Transaction Reclassification of Redeemable Noncontrolling Interests to Shareholders Equity	14,670
Spin-off Stock Based Compensation Costs	$ 35,400		$ 35,400
Subordinate Voting Shares [Member]
Stock Issued During Period Shares Spinoff Exchange of Redeemable Noncontrolling Interests and Stock Options	1,997,956
Stock Issued During Period, Shares Spin-off Exchange of Redeemable Noncontrolling Interests and Stock Options Subject to Contractual Retention and Escrow Periods	1,187,697
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 15.57
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 43.57
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		980,750